Restatement of Financial Statements (Details) - Schedule of statements of balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 25, 2020
As Previously Reported [Member]
Balance Sheet
Total assets	$ 278,826,627	$ 279,941,343	$ 252,456,400
Total current liabilities	1,207,962	1,102,095	1,109,161
Deferred underwriting commissions	9,712,500	9,712,500	8,750,000
Derivative warrant liabilities
Total liabilities	10,920,462	10,814,595	9,859,161
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	262,906,160	264,126,740	237,597,230
Shareholders’ equity
Preference shares - $0.0001 par value
Class A ordinary shares - $0.0001 par value	146	134	124
Class B ordinary shares - $0.0001 par value	694	694	719
Additional paid-in-capital	6,283,496	5,062,928	5,039,923
Accumulated deficit	(1,284,331)	(63,748)	(40,757)
Total shareholders’ equity	5,000,005	5,000,008	5,000,009
Total liabilities and shareholders’ equity	278,826,627	279,941,343	252,456,400
Restatement Adjustment [Member]
Balance Sheet
Total assets
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities	49,310,000	16,350,000	16,090,000
Total liabilities	49,310,000	16,350,000	16,090,000
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	(49,310,000)	(16,350,000)	(16,090,000)
Shareholders’ equity
Preference shares - $0.0001 par value
Class A ordinary shares - $0.0001 par value	493	163	161
Class B ordinary shares - $0.0001 par value
Additional paid-in-capital	32,423,118	(536,552)	672,550
Accumulated deficit	(32,423,611)	536,389	(672,711)
Total shareholders’ equity
Total liabilities and shareholders’ equity
As Restated [Member]
Balance Sheet
Total assets	278,826,627	279,941,343	252,456,400
Total current liabilities	1,207,962	1,102,095	1,109,161
Deferred underwriting commissions	9,712,500	9,712,500	8,750,000
Derivative warrant liabilities	49,310,000	16,350,000	16,090,000
Total liabilities	60,230,462	27,164,595	25,949,161
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	213,596,160	247,776,740	221,507,230
Shareholders’ equity
Preference shares - $0.0001 par value
Class A ordinary shares - $0.0001 par value	639	297	285
Class B ordinary shares - $0.0001 par value	694	694	719
Additional paid-in-capital	38,706,614	4,526,376	5,712,473
Accumulated deficit	(33,707,942)	472,641	(713,468)
Total shareholders’ equity	5,000,005	5,000,008	5,000,009
Total liabilities and shareholders’ equity	$ 278,826,627	$ 279,941,343	$ 252,456,400